Report Of The Directors Financial Review Risk Report - Wholesale lending: reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees (Details) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	$ 2,471,203
Financial assets, ending balance	2,621,427	$ 2,471,203
Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,612,646	1,565,014
Net new lending and further lending/payments		107,217
Assets written off	(2,797)	(2,569)
Credit-related modifications that resulted in derecognition	(268)
Foreign exchange and other	18,200	(56,508)
Financial assets, ending balance	1,681,844	1,612,646
Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(9,056)	(9,839)
Net remeasurement of ECL arising from transfer of stage	(121)	(88)
Net new lending and further lending/payments		827
Changes to risk parameters – credit quality	(3,961)	(2,953)
Changes to models used for ECL calculation	12	0
Assets written off	2,797	2,553
Credit-related modifications that resulted in derecognition	125
Foreign exchange and other	(79)	413
Financial assets, ending balance	(9,125)	(9,056)
ECL income statement change for the period	(2,932)	(2,214)
Recoveries	361	408
Others	(20)	(62)
Total ECL income statement change for the period	(2,591)	(1,868)
12-month expected credit losses | Financial instruments not credit-impaired | Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,502,976	1,446,857
Transfers of financial instruments	(36,244)	(8,747)
Net new lending and further lending/payments		126,868
Foreign exchange and other	16,838	(52,911)
Financial assets, ending balance	1,561,613	1,502,976
12-month expected credit losses | Financial instruments not credit-impaired | Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1,449)	(1,469)
Transfers of financial instruments	(543)	(685)
Net remeasurement of ECL arising from transfer of stage	669	620
Net new lending and further lending/payments		(512)
Changes to risk parameters – credit quality	2	423
Changes to models used for ECL calculation	(6)	0
Foreign exchange and other	(9)	76
Financial assets, ending balance	(1,464)	(1,449)
ECL income statement change for the period	534	531
Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	95,104	102,032
Transfers of financial instruments	31,063	3,582
Net new lending and further lending/payments		(16,162)
Foreign exchange and other	1,201	(2,935)
Financial assets, ending balance	105,551	95,104
Lifetime expected credit losses | Financial instruments not credit-impaired | Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(2,278)	(2,406)
Transfers of financial instruments	1,134	1,185
Net remeasurement of ECL arising from transfer of stage	(676)	(605)
Net new lending and further lending/payments		564
Changes to risk parameters – credit quality	(1,208)	(1,087)
Changes to models used for ECL calculation	4	0
Foreign exchange and other	(40)	99
Financial assets, ending balance	(2,441)	(2,278)
ECL income statement change for the period	(1,260)	(1,128)
Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	14,232	15,083
Transfers of financial instruments	5,181	5,165
Net new lending and further lending/payments		(2,902)
Assets written off	(2,657)	(2,568)
Credit-related modifications that resulted in derecognition	(268)
Foreign exchange and other	160	(636)
Financial assets, ending balance	14,335	14,232
Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(5,135)	(5,722)
Transfers of financial instruments	(591)	(500)
Net remeasurement of ECL arising from transfer of stage	(114)	(103)
Net new lending and further lending/payments		733
Changes to risk parameters – credit quality	(2,704)	(2,238)
Changes to models used for ECL calculation	14	0
Assets written off	2,657	2,552
Credit-related modifications that resulted in derecognition	125
Foreign exchange and other	(31)	232
Financial assets, ending balance	(5,121)	(5,135)
ECL income statement change for the period	(2,154)	(1,608)
Lifetime expected credit losses | POCI | Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	334	1,042
Net new lending and further lending/payments		(587)
Assets written off	(140)	(1)
Foreign exchange and other	1	(26)
Financial assets, ending balance	345	334
Lifetime expected credit losses | POCI | Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(194)	(242)
Net new lending and further lending/payments		42
Changes to risk parameters – credit quality	(51)	(51)
Assets written off	140	1
Foreign exchange and other	1	6
Financial assets, ending balance	(99)	(194)
ECL income statement change for the period	(52)	(9)
Wholesale Lending Sector | Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,010,031	993,134
Net new lending and further lending/payments	6,382	57,397
Assets written off	(1,452)	(1,183)
Credit-related modifications that resulted in derecognition	(268)
Foreign exchange and other	8,762	(39,317)
Financial assets, ending balance	1,023,455	1,010,031
Wholesale Lending Sector | Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(6,095)	(6,774)
Net remeasurement of ECL arising from transfer of stage	(83)	(61)
Net new lending and further lending/payments	401	519
Changes to risk parameters – credit quality	(1,656)	(1,236)
Changes to models used for ECL calculation	(56)
Assets written off	1,452	1,173
Credit-related modifications that resulted in derecognition	125
Foreign exchange and other	(63)	284
Financial assets, ending balance	(5,975)	(6,095)
ECL income statement change for the period	(1,394)	(778)
Recoveries	47	118
Others	(24)	(69)
Total ECL income statement change for the period	(1,371)	(729)
Wholesale Lending Sector | 12-month expected credit losses | Financial instruments not credit-impaired | Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	922,192	897,529
Transfers of financial instruments	(31,493)	(4,477)
Net new lending and further lending/payments	27,918	74,107
Foreign exchange and other	7,035	(44,967)
Financial assets, ending balance	925,652	922,192
Wholesale Lending Sector | 12-month expected credit losses | Financial instruments not credit-impaired | Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(902)	(873)
Transfers of financial instruments	(169)	(274)
Net remeasurement of ECL arising from transfer of stage	223	262
Net new lending and further lending/payments	(134)	(271)
Changes to risk parameters – credit quality	102	157
Foreign exchange and other	13	97
Financial assets, ending balance	(867)	(902)
ECL income statement change for the period	191	148
Wholesale Lending Sector | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	78,266	84,354
Transfers of financial instruments	28,418	1,535
Net new lending and further lending/payments	(20,121)	(13,709)
Foreign exchange and other	1,606	6,086
Financial assets, ending balance	88,169	78,266
Wholesale Lending Sector | Lifetime expected credit losses | Financial instruments not credit-impaired | Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1,012)	(1,249)
Transfers of financial instruments	276	386
Net remeasurement of ECL arising from transfer of stage	(268)	(231)
Net new lending and further lending/payments	167	342
Changes to risk parameters – credit quality	(193)	(301)
Changes to models used for ECL calculation	(56)
Foreign exchange and other	(17)	41
Financial assets, ending balance	(1,103)	(1,012)
ECL income statement change for the period	(350)	(190)
Wholesale Lending Sector | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	9,239	10,209
Transfers of financial instruments	3,075	2,942
Net new lending and further lending/payments	(1,552)	(2,414)
Assets written off	(1,312)	(1,182)
Credit-related modifications that resulted in derecognition	(268)
Foreign exchange and other	107	(316)
Financial assets, ending balance	9,289	9,239
Wholesale Lending Sector | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(3,987)	(4,410)
Transfers of financial instruments	(107)	(112)
Net remeasurement of ECL arising from transfer of stage	(38)	(92)
Net new lending and further lending/payments	369	406
Changes to risk parameters – credit quality	(1,514)	(1,041)
Assets written off	1,312	1,172
Credit-related modifications that resulted in derecognition	125
Foreign exchange and other	(66)	90
Financial assets, ending balance	(3,906)	(3,987)
ECL income statement change for the period	(1,183)	(727)
Wholesale Lending Sector | Lifetime expected credit losses | POCI | Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	334	1,042
Net new lending and further lending/payments	137	(587)
Assets written off	(140)	(1)
Foreign exchange and other	14	(120)
Financial assets, ending balance	345	334
Wholesale Lending Sector | Lifetime expected credit losses | POCI | Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(194)	(242)
Net new lending and further lending/payments	(1)	42
Changes to risk parameters – credit quality	(51)	(51)
Assets written off	140	1
Foreign exchange and other	7	56
Financial assets, ending balance	(99)	(194)
ECL income statement change for the period	$ (52)	$ (9)